INSURANCE COVERAGE (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
INSURANCE COVERAGE
Maximum insurance coverage for operational risks	$ 1,000,000	R$ 4,841,300
Maximum insurance coverage for civil general liabilities	20,000	96,826
Maximum coverage for domestic transportation insurance policy		60,000
Maximum coverage for international transportation insurance policy	$ 75,000	R$ 363,098
Insurance coverage term for domestic and international transportation	18 months	18 months